STOCKHOLDERS' EQUITY (DEFICIT) (Details) - Assumptions used for employee stock options	12 Months Ended
Dec. 31, 2012
Assumptions used for employee stock options:
Risk-free interest rate	0.25%
Stock price volatility	20% - 37%
Expected life	2 years